Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,732,115	€ 471,504
Total deferred tax liabilities	2,110,621	752,340
Net deferred tax liabilities	(378,506)	(280,836)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	13,392	25,090
Total deferred tax liabilities	30,310	29,596
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	71,915	70,223
Total deferred tax liabilities	19,324	12,598
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	4,994	6,980
Total deferred tax liabilities	632,984	433,228
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	72,769	62,124
Total deferred tax liabilities	165,082	136,392
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,164,620
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	1,068,409
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	50,819	93,637
Total deferred tax liabilities	92,756	14,678
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	135,356	98,278
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	175,394	93,890
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	3,027	2,160
Total deferred tax liabilities	372	1,978
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	3,426	3,732
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	36,403	15,390
Total deferred tax liabilities	€ 101,384	€ 123,870